Financial risk management - Classification by categories of financial liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Classification by categories of financial liabilities [Line Items]
Deposits	₩ 364,896,675	₩ 326,416,868
Financial liabilities at fair value through profit or loss	1,369,225	1,436,694
Financial liabilities designated at fair value through profit or loss	8,023,870	8,455,724
Derivative liabilities	3,586,564	5,016,567
Borrowings	43,167,065	41,594,064
Bonds issued	80,149,363	75,134,394
Others	29,880,879	34,129,626
Financial liabilities, Total	531,073,641	492,183,937
Financial liabilities at fair value through profit or loss
Classification by categories of financial liabilities [Line Items]
Deposits	0	0
Financial liabilities at fair value through profit or loss	1,369,225	1,436,694
Financial liabilities designated at fair value through profit or loss	0	0
Derivative liabilities	3,207,755	4,680,064
Borrowings	0	0
Bonds issued	0	0
Others	0	0
Financial liabilities, Total	4,576,980	6,116,758
Financial liabilities designated at fair value through profit or loss
Classification by categories of financial liabilities [Line Items]
Deposits	0	0
Financial liabilities at fair value through profit or loss	0	0
Financial liabilities designated at fair value through profit or loss	8,023,870	8,455,724
Derivative liabilities	0	0
Borrowings	0	0
Bonds issued	0	0
Others	0	0
Financial liabilities, Total	8,023,870	8,455,724
Financial liabilities measured at amortized cost
Classification by categories of financial liabilities [Line Items]
Deposits	364,896,675	326,416,868
Financial liabilities at fair value through profit or loss	0	0
Financial liabilities designated at fair value through profit or loss	0	0
Derivative liabilities	0	0
Borrowings	43,167,065	41,594,064
Bonds issued	80,149,363	75,134,394
Others	29,880,879	34,129,626
Financial liabilities, Total	518,093,982	477,274,952
Derivative instruments held for hedging
Classification by categories of financial liabilities [Line Items]
Deposits	0	0
Financial liabilities at fair value through profit or loss	0	0
Financial liabilities designated at fair value through profit or loss	0	0
Derivative liabilities	378,809	336,503
Borrowings	0	0
Bonds issued	0	0
Others	0	0
Financial liabilities, Total	₩ 378,809	₩ 336,503